Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation

These unaudited condensed consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) International Accounting Standards (“IAS”) 34, “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”) for six months ended June 30, 2026 and 2025.

These unaudited condensed consolidated financial statements for the six months ended June 30, 2026 and 2025 should be read in conjunction with the Group’s last audited annual consolidated financial statements for the years ended December 31, 2025 and 2024. They do not include all the information and disclosures required for a complete set of financial statements prepared in accordance with IFRS Accounting Standard. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since last annual consolidated financial statements.

These unaudited condensed consolidated financial statements were authorized for issue by the Company’s board of directors on September 25, 2026.

Use of judgements and estimates	Use of judgements and estimates

In preparing these unaudited condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual consolidated financial statements for the years ended December 31, 2025 and 2024.

Measurement of fair value

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1 quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3 inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.

Financial Instruments
3.1	Financial Instruments

Financial liabilities – Classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL, which include certain convertible notes and warrant liabilities, are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Directly attributable transaction costs are recognized in profit or loss as incurred.

The Group designated certain convertible notes as financial liabilities at fair value through profit or loss on initial recognition. Subsequent to initial recognition, the convertible notes are measured at fair value. Gains or losses arising from changes in fair value are recognized in profit or loss, except for the portion of the change in fair value caused by changes in the Group's own credit risk, which is recognized in other comprehensive (loss) income. Amounts recognized in other comprehensive (loss) income related to own credit risk are not subsequently transferred to profit or loss. Upon derecognition or settlement of the convertible notes, any cumulative gain or loss previously recognized in other comprehensive (loss) income is transferred directly to retained earnings.

The best evidence of the fair value of a financial instrument at initial recognition is normally the transaction price. The Group determines that the fair value at initial recognition differs from the transaction price in accordance with IFRS 9, the Group adjusted to defer the difference between the fair value at initial recognition and the transaction price. After initial recognition, the Group recognises that deferred difference as a gain or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability.

Warrant Liabilities
3.2	Warrant Liabilities

The Group applies significant judgment in determining the appropriate classification and measurement of warrants issued in connection with the Group’s financing activities. Warrants that do not meet the “fixed-for-fixed” equity classification criteria under IAS 32 are classified as warrant liabilities and measured at fair value through profit or loss (“FVTPL”) in accordance with IFRS 9. The fair value of the warrant liabilities is determined using an appropriate valuation technique (e.g., option pricing model) that incorporates significant unobservable inputs and assumptions, including the Group’s share price, expected volatility, risk-free interest rate, expected term, and other relevant contractual features. Changes in these assumptions could have a material impact on the fair value measurement and the related gains or losses recognized in profit or loss.